As filed with the U.S. Securities and Exchange Commission on July 22, 2013

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 279	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 279

(Check appropriate box or boxes)

Legg Mason Partners Equity Trust

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, 49th Floor, New York, New York	10018
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Equity Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Benjamin J. Haskin, Esq.

Willkie Farr & Gallagher LLP

1875 K Street, N.W.

Washington, D.C. 20006

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 31, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Permal Tactical Allocation Fund.

Part A - Prospectus of Permal Tactical Allocation Fund (the “Fund ”) is incorporated by reference to Post-Effective Amendment No. 274 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on May 24, 2013 (Accession No.0001193125-13-235087) (“Post-Effective Amendment No. 274”) and Part B - Statement of Additional Information of the Fund is incorporated by reference to Post-Effective Amendment No. 274.

PART C

OTHER INFORMATION

Item 28.	Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (“SEC”) on October 21, 1991 (File Nos. 33-43446 and

811-06444).

(a) (1) The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 70 as filed with the SEC on April 16, 2007 (“Post-Effective Amendment No. 70”).

(2) The Registrant’s Declaration of Trust dated as of October 2, 2006 as amended and restated as of August 18, 2011 is incorporated herein by reference to Post-Effective Amendment No. 213 as filed with the SEC on August 22, 2011 (“Post-Effective Amendment No. 213”).

(3) Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 8, 2007 is incorporated herein by reference to Post-Effective Amendment No. 70.

(4) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 72 as filed with the SEC on August 24, 2007 (“Post-Effective Amendment No. 72”).

(5) Amended and Restated Designation of Classes effective as of August 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 72.

(6) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust and Amended and Restated Designation of Classes effective as of November 8, 2007 is incorporated herein by reference to Post-Effective Amendment No. 76 as filed with the SEC on November 30, 2007 (“Post-Effective Amendment No. 76”).

(7) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 87 as filed with the SEC on February 15, 2008 (“Post-Effective Amendment No. 87”).

(8) Amended and Restated Designation of Classes effective as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 87.

(9) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of May 8, 2008 is incorporated herein by reference to Post-Effective Amendment No. 109 as filed with the SEC on June 3, 2008 (“Post-Effective Amendment No. 109”).

(10) Amended and Restated Designation of Classes effective as of May 8, 2008 is incorporated herein by reference to Post-Effective Amendment No. 109.

(11) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of June 6, 2008 is incorporated herein by reference to Post-Effective Amendment No. 110 as filed with the SEC on June 6, 2008 (“Post-Effective Amendment No. 110”).

(12) Amended and Restated Designation of Classes effective as of June 6, 2008 is incorporated herein by reference to Post-Effective Amendment No. 110.

(13) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of January 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 133 as filed with the SEC on January 28, 2009 (“Post-Effective Amendment No. 133”).

(14) Amended and Restated Designation of Classes effective as of January 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 133.

(15) Amended and Restated Designation of Classes effective as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 137 as filed with the SEC on February 27, 2009 (“Post-Effective Amendment No. 137”).

(16) Amended and Restated Designation of Classes effective as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 146 as filed with the SEC on June 25, 2009 (“Post-Effective Amendment No. 146”).

(17) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 150 as filed with the SEC on November 6, 2009 (“Post-Effective Amendment No. 150”).

(18) Amended and Restated Designation of Classes effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 150.

(19) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159 as filed with the SEC on February 16, 2010 (“Post-Effective Amendment No. 159”).

(20) Amended and Restated Designation of Classes effective as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159.

(21) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162 as filed with the SEC on March 15, 2010 (“Post-Effective Amendment No. 162”).

(22) Amended and Restated Designation of Classes effective as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162.

(23) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 171 as filed with the SEC on June 4, 2010 (“Post-Effective Amendment No. 171”).

(24) Amended and Restated Designation of Classes effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 171.

(25) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 172 as filed with the SEC on June 16, 2010 (“Post-Effective Amendment No. 172”).

(26) Amended and Restated Designation of Classes effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 172.

(27) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of June 15, 2010 is incorporated herein by reference to Post-Effective Amendment No. 173 as filed with the SEC on July 28, 2010 (“Post-Effective Amendment No. 173”).

(28) Amended and Restated Designation of Classes effective as of June 15, 2010 is incorporated herein by reference to Post-Effective Amendment No. 173.

(29) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust is incorporated herein by reference to Post-Effective Amendment No. 179 as filed with the SEC on December 29, 2010 (“Post-Effective Amendment No. 179”).

(30) Amended and Restated Designation of Classes effective as of November 4, 2010 is incorporated herein by reference to Exhibit 1(bb) to the Registration Statement on Form N-14 of Legg Mason Partners Equity Trust as filed with the SEC on November 19, 2010.

(31) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of January 17, 2012 is incorporated herein by reference to Post-Effective Amendment No. 218 as filed with the SEC on January 25, 2012 (“Post-Effective Amendment No. 218”).

(32) Amended and Restated Designation of Classes effective as of January 17, 2012 is incorporated herein by reference to Post-Effective Amendment No. 218.

(33) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of April 13, 2012 is incorporated herein by reference to Post-Effective Amendment No. 230 as filed with the SEC on April 13, 2012 (“Post-Effective Amendment No. 230”).

(34) Amended and Restated Designation of Classes effective as of April 13, 2012 is incorporated herein by reference to Post-Effective Amendment No. 230.

(35) Amended and Restated Designation of Classes effective as of August 1, 2012 is incorporated herein by reference to Post-Effective Amendment No. 243 as filed with the SEC on August 23, 2012.

(36) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of September 12, 2012 is incorporated herein by reference to Post-Effective Amendment No. 246 as filed with the SEC on September 12, 2012 (“Post-Effective Amendment No. 246”).

(37) Amended and Restated Designation of Classes effective as of September 12, 2012 is incorporated herein by reference to Post-Effective Amendment No. 246.

(38) Amended and Restated Designation of Series effective as of October 1, 2012 is incorporated herein by reference to Post-Effective Amendment No. 249 as filed with the SEC on November 30, 2012 (“Post-Effective Amendment No. 249”).

(39) Amended and Restated Designation of Series dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 249.

(40) Amended and Restated Designation of Classes dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 249.

(41) Amended and Restated Designation of Classes dated January 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 255 as filed with the SEC on December 12, 2012.

(42) Amended and Restated Designation of Series dated February 6, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269 as filed with the SEC on May 10, 2013 (“Post-Effective Amendment No. 269”).

(43) Amended and Restated Designation of Classes dated February 6, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269.

(44) Amended and Restated Designation of Series dated May 2, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269.

(45) Amended and Restated Designation of Classes dated May 2, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269.

(b)(1) The Registrant’s By-Laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 70.

(2) The Registrant’s By-Laws dated October 4, 2006 as amended and restated as of August 18, 2011 are incorporated herein by reference to Post-Effective Amendment No. 213.

(c) Not Applicable.

(d) (1) Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Aggressive Growth Fund (formerly known as Legg Mason Partners Aggressive Growth Fund), and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is incorporated herein by reference to Post-Effective Amendment No. 78 as filed with the SEC on December 14, 2007 (“Post-Effective Amendment No. 78”).

(2) Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Tactical Dividend Income Fund (formerly known as Legg Mason ClearBridge Diversified Large Cap Growth Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(3) Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Dividend Strategy Fund (formerly known as Legg Mason Partners Dividend Strategy Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(4) Form of Management Agreement between the Registrant, on behalf of Legg Mason Esemplia Emerging Markets Equity Fund (formerly known as Legg Mason Partners Emerging Markets Equity Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(5) Form of Management Agreement between the Registrant, on behalf of Legg Mason Investment Counsel Financial Services Fund (formerly known as Legg Mason Barrett Financial Services Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(6) Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Fundamental All Cap Value Fund (formerly known as Legg Mason ClearBridge Fundamental Value Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(7) Form of Management Agreement between the Registrant, on behalf of Legg Mason Global Currents International All Cap Opportunity Fund (formerly known as Legg Mason Partners International All Cap Opportunity Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(8) Form of Management Agreement between the Registrant, on behalf of Legg Mason Capital Management All Cap Fund (formerly known as Legg Mason Partners All Cap Fund), and Legg Mason Capital Management Inc. (“LMCM”) is incorporated herein by reference to Post-Effective Amendment No. 73 as filed with the SEC on August 27, 2007 (“Post-Effective Amendment No. 73”).

(9) Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Small Cap Value Fund (formerly known as Legg Mason Partners Small Cap Value Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(10) Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Appreciation Fund (formerly known as Legg Mason Partners Appreciation Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(11) Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Equity Income Builder Fund (formerly known as Legg Mason ClearBridge Capital and Income Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(12) Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Capital Fund (formerly known as Legg Mason Partners Capital Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(13) Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Equity Fund (formerly known as Legg Mason Partners Equity Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(14) Form of Management Agreement between the Registrant, on behalf of Legg Mason Batterymarch Global Equity Fund (formerly known as Legg Mason Partners Global Equity Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 73.

(15) Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Large Cap Value Fund (formerly known as Legg Mason ClearBridge Investors Value Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(16) Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Large Cap Growth Fund (formerly known as Legg Mason Partners Large Cap Growth Fund) and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(17) Form of Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 100% (formerly known as Legg Mason Partners Lifestyle Allocation 100%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 73.

(18) Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 100% (formerly known as Legg Mason Partners Lifestyle Allocation 100%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 95 as filed with the SEC on April 4, 2008 (“Post-Effective Amendment No. 95”).

(19) Form of Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 30% (formerly known as Legg Mason Partners Lifestyle Allocation 30%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(20) Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 30% (formerly known as Legg Mason Partners Lifestyle Allocation 30%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 95.

(21) Form of Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 50% (formerly known as Legg Mason Partners Lifestyle Allocation 50%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(22) Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 50% (formerly known as Legg Mason Partners Lifestyle Allocation 50%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 95.

(23) Form of Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 70% (formerly known as Legg Mason Partners Lifestyle Allocation 70%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(24) Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 70% (formerly known as Legg Mason Partners Lifestyle Allocation 70%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 95.

(25) Form of Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 85% (formerly known as Legg Mason Partners Lifestyle Allocation 85%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(26) Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 85% (formerly known as Legg Mason Partners Lifestyle Allocation 85%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 95.

(27) Form of Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Income Fund (formerly known as Legg Mason Partners Lifestyle Income Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(28) Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Income Fund (formerly known as Legg Mason Partners Lifestyle Income Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 95.

(29) Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Mid Cap Core Fund (formerly known as Legg Mason Partners Mid Cap Core Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(30) Form of Management Agreement between the Registrant, on behalf of Legg Mason Batterymarch S&P 500 Index Fund (formerly known as Legg Mason Partners S&P 500 Index Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(31) Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Small Cap Growth Fund (formerly known as Legg Mason Partners Small Cap Growth Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(32) Form of Management Agreement between the Registrant, on behalf of Legg Mason Investment Counsel Social Awareness Fund (formerly known as Legg Mason Partners Social Awareness Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(33) Form of Management Agreement between the Registrant, on behalf of Legg Mason Batterymarch U.S. Large Cap Equity Fund (formerly known as Legg Mason Partners U.S. Large Cap Equity Fund), and LMPFA is incorporated herein by reference from Post-Effective Amendment No. 87.

(34) Form of Management Agreement between the Registrant, on behalf of Legg Mason Target Retirement 2015 (formerly known as Legg Mason Partners Target Retirement 2015), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 120 as filed with the SEC on August 28, 2008 (“Post-Effective Amendment No. 120”).

(35) Form of Management Agreement between the Registrant, on behalf of Legg Mason Target Retirement 2020 (formerly known as Legg Mason Partners Target Retirement 2020), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 120.

(36) Form of Management Agreement between the Registrant, on behalf of Legg Mason Target Retirement 2025 (formerly known as Legg Mason Partners Target Retirement 2025), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 120.

(37) Form of Management Agreement between the Registrant, on behalf of Legg Mason Target Retirement 2030 (formerly known as Legg Mason Partners Target Retirement 2030), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 120.

(38) Form of Management Agreement between the Registrant, on behalf of Legg Mason Target Retirement 2035 (formerly known as Legg Mason Partners Target Retirement 2035), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 120.

(39) Form of Management Agreement between the Registrant, on behalf of Legg Mason Target Retirement 2040 (formerly known as Legg Mason Partners Target Retirement 2040), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 120.

(40) Form of Management Agreement between the Registrant, on behalf of Legg Mason Target Retirement 2045 (formerly known as Legg Mason Partners Target Retirement 2045), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 120.

(41) Form of Management Agreement between the Registrant, on behalf of Legg Mason Target Retirement 2050 (formerly known as Legg Mason Partners Target Retirement 2050), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 120.

(42) Form of Management Agreement between the Registrant, on behalf of Legg Mason Target Retirement Fund (formerly known as Legg Mason Partners Target Retirement Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 120.

(43) Form of Management Agreement between the Registrant, on behalf of Legg Mason Permal Tactical Allocation Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 141 as filed with the SEC on April 9, 2009 (“Post-Effective Amendment No. 141”).

(44) Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Mid Cap Growth Fund, and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 177 as filed with the SEC on August 31, 2010 (“Post-Effective Amendment No. 177”).

(45) Form of Management Agreement between the Registrant, on behalf of Legg Mason Global Currents International Small Cap Opportunity Fund, and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 178 as filed with the SEC on September 29, 2010 (“Post-Effective Amendment No. 178”).

(46) Form of Management Agreement between the Registrant, on behalf of Legg Mason Dynamic Multi-Strategy Fund, and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 238 as filed with the SEC on June 25, 2012 (“Post-Effective Amendment No. 238”).

(47) Form of Management Agreement between the Registrant, on behalf of ClearBridge Select Fund, and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 249.

(48) Form of Management Agreement between the Registrant, on behalf of Legg Mason Batterymarch Managed Volatility International Dividend Fund, and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 259 as filed with the SEC on February 25, 2013 (“Post-Effective Amendment No. 259”).

(49) Form of Management Agreement between the Registrant, on behalf of Legg Mason Batterymarch Managed Volatility Global Dividend Fund, and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 260 as filed with the SEC on February 25, 2013 (“Post-Effective Amendment No. 260”).

(50) Form of Management Agreement between the Registrant, on behalf of ClearBridge MLP & Infrastructure Fund, and LMPFA, to be filed by amendment.

(51) Form of Subadvisory Agreement between LMPFA and ClearBridge Investments, LLC (formerly known as ClearBridge Advisors, LLC) (“ClearBridge”), with respect to Legg Mason ClearBridge Aggressive Growth Fund (formerly known as Legg Mason Partners Aggressive Growth Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(52) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason ClearBridge Tactical Dividend Income Fund (formerly known as Legg Mason ClearBridge Diversified Large Cap Growth Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(53) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason ClearBridge Dividend Strategy Fund (formerly known as Legg Mason Partners Dividend Strategy Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(54) Form of Subadvisory Agreement between LMPFA and Legg Mason International Equities Limited (“LMIE”), with respect to Legg Mason Esemplia Emerging Markets Equity Fund (formerly known as Legg Mason Partners Emerging Markets Equity Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(55) Form of Subadvisory Agreement between LMPFA and Legg Mason Investment Counsel, LLC (“LMIC”), with respect to Legg Mason Investment Counsel Financial Services Fund (formerly known as Legg Mason Barrett Financial Services Fund) is incorporated herein by reference to Post-Effective Amendment No. 73.

(56) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason ClearBridge Fundamental All Cap Value Fund (formerly known as Legg Mason ClearBridge Fundamental Value Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(57) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason ClearBridge Small Cap Value Fund (formerly known as Legg Mason Partners Small Cap Value Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(58) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason ClearBridge Appreciation Fund (formerly known as Legg Mason Partners Appreciation Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(59) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason ClearBridge Equity Income Builder Fund (formerly known as Legg Mason ClearBridge Capital and Income Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(60) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason ClearBridge Capital Fund (formerly known as Legg Mason Partners Capital Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(61) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason ClearBridge Equity Fund (formerly known as Legg Mason Partners Equity Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(62) Form of Subadvisory Agreement between LMPFA and Batterymarch Financial Management, Inc. (“Batterymarch”), with respect to Legg Mason Batterymarch Global Equity Fund (formerly known as Legg Mason Partners Global Equity Fund), is incorporated herein by reference to Post-Effective Amendment No. 73.

(63) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason ClearBridge Large Cap Value Fund (formerly known as Legg Mason ClearBridge Investors Value Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(64) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason ClearBridge Large Cap Growth Fund (formerly known as Legg Mason Partners Large Cap Growth Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(65) Form of Subadvisory Agreement between LMPFA and Legg Mason Global Asset Allocation, LLC (“LMGAA”), with respect to Legg Mason Lifestyle Allocation 100% (formerly known as Legg Mason Partners Lifestyle Allocation 100%), is incorporated herein by reference to Post-Effective Amendment No. 74 as filed with the SEC on November 1, 2007 (“Post-Effective Amendment No. 74”).

(66) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Lifestyle Allocation 30% (formerly known as Legg Mason Partners Lifestyle Allocation 30%), is incorporated herein by reference to Post-Effective Amendment No. 74.

(67) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Lifestyle Allocation 50% (formerly known as Legg Mason Partners Lifestyle Allocation 50%), is incorporated herein by reference to Post-Effective Amendment No. 74.

(68) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Lifestyle Allocation 70% (formerly known as Legg Mason Partners Lifestyle Allocation 70%), is incorporated herein by reference to Post-Effective Amendment No. 74.

(69) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Lifestyle Allocation 85% (formerly known as Legg Mason Partners Lifestyle Allocation 85%), is incorporated herein by reference to Post-Effective Amendment No. 74.

(70) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Lifestyle Income Fund (formerly known as Legg Mason Partners Lifestyle Income Fund), is incorporated herein by reference to Post-Effective Amendment No. 74.

(71) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason ClearBridge Mid Cap Core Fund (formerly known as Legg Mason Partners Mid Cap Core Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(72) Form of Subadvisory Agreement between LMPFA and Batterymarch, with respect to Legg Mason Batterymarch S&P 500 Index Fund (formerly known as Legg Mason Partners S&P 500 Index Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(73) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason ClearBridge Small Cap Growth Fund (formerly known as Legg Mason Partners Small Cap Growth Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(74) Form of Subadvisory Agreement between LMPFA and LMIC, with respect to Legg Mason Investment Counsel Social Awareness Fund (formerly known as Legg Mason Partners Social Awareness Fund), is incorporated herein by reference to Post-Effective Amendment No. 73.

(75) Form of Subadvisory Agreement between LMPFA and Batterymarch, with respect to Legg Mason Batterymarch U.S. Large Cap Equity Fund (formerly known as Legg Mason Partners U.S. Large Cap Equity Fund), is incorporated herein by reference to Post-Effective Amendment No. 87.

(76) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Target Retirement 2015 (formerly known as Legg Mason Partners Target Retirement 2015), is incorporated herein by reference to Post-Effective Amendment No. 120.

(77) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Target Retirement 2020 (formerly known as Legg Mason Partners Target Retirement 2020), is incorporated herein by reference to Post-Effective Amendment No. 120.

(78) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Target Retirement 2025 (formerly known as Legg Mason Partners Target Retirement 2025), is incorporated herein by reference to Post-Effective Amendment No. 120.

(79) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Target Retirement 2030 (formerly known as Legg Mason Partners Target Retirement 2030), is incorporated herein by reference to Post-Effective Amendment No. 120.

(80) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Target Retirement 2035 (formerly known as Legg Mason Partners Target Retirement 2035), is incorporated herein by reference to Post-Effective Amendment No. 120.

(81) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Target Retirement 2040 (formerly known as Legg Mason Partners Target Retirement 2040), is incorporated herein by reference to Post-Effective Amendment No. 120.

(82) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Target Retirement 2045 (formerly known as Legg Mason Partners Target Retirement 2045), is incorporated herein by reference to Post-Effective Amendment No. 120.

(83) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Target Retirement 2050 (formerly known as Legg Mason Partners Target Retirement 2050), is incorporated herein by reference to Post-Effective Amendment No. 120.

(84) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Target Retirement Fund (formerly known as Legg Mason Partners Target Retirement Fund), is incorporated herein by reference to Post-Effective Amendment No. 120.

(85) Form of Subadvisory Agreement between LMPFA and Global Currents Investment Management, LLC (“GCIM”), with respect to Legg Mason Global Currents International All Cap Opportunity Fund (formerly known as Legg Mason Partners International All Cap Opportunity Fund), is incorporated herein by reference to Post-Effective Amendment No. 126 as filed with the SEC on November 26, 2008.

(86) Form of Subadvisory Agreement between LMPFA and Permal Asset Management Inc. (“Permal”), with respect to Legg Mason Permal Tactical Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 141.

(87) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Permal Tactical Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 141.

(88) Form of Sub-Administration Agreement between LMCM and LMPFA, with respect to Legg Mason Capital Management All Cap Fund (formerly known as Legg Mason Partners All Cap Fund), is incorporated herein by reference to Post-Effective Amendment No. 76.

(89) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason ClearBridge Mid Cap Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 177.

(90) Form of Subadvisory Agreement between LMPFA and GCIM, with respect to Legg Mason Global Currents International Small Cap Opportunity Fund, is incorporated herein by reference to Post-Effective Amendment No. 178.

(91) Form of Subadvisory Agreement between LMPFA and LMIC, with respect to Legg Mason Investment Counsel Financial Services Fund (formerly known as Legg Mason Barrett Financial Services Fund), is incorporated herein by reference to Post-Effective Amendment No. 175 as filed with the SEC on August 25, 2010 (“Post-Effective Amendment No. 175”).

(92) Form of Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), regarding Legg Mason Batterymarch Global Equity Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215 as filed with the SEC on December 16, 2011 (“Post-Effective Amendment No. 215”).

(93) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Batterymarch U.S. Large Cap Equity Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(94) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Batterymarch S&P 500 Index Fund, dated November 4, 2010, is incorporated herein by reference to Post-Effective Amendment No. 215.

(95) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason ClearBridge Aggressive Growth Fund, dated November 4, 2010, is incorporated herein by reference to Post-Effective Amendment No. 215.

(96) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason ClearBridge Appreciation Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(97) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason ClearBridge Capital Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(98) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason ClearBridge Tactical Dividend Income Fund (formerly known as Legg Mason ClearBridge Diversified Large Cap Growth Fund), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(99) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason ClearBridge Dividend Strategy Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(100) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason ClearBridge Equity Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(101) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason ClearBridge Equity Income Builder Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(102) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason ClearBridge Fundamental All Cap Value Fund, dated November 4, 2010, is incorporated herein by reference to Post-Effective Amendment No. 215.

(103) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason ClearBridge Large Cap Growth Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(104) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason ClearBridge Large Cap Value Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(105) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason ClearBridge Mid Cap Core Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(106) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason ClearBridge Mid Cap Growth Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(107) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason ClearBridge Small Cap Growth Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(108) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason ClearBridge Small Cap Value Fund, dated November 4, 2010, is incorporated herein by reference to Post-Effective Amendment No. 215.

(109) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Esemplia Emerging Markets Equity Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(110) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Global Currents International All Cap Opportunity Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(111) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Global Currents International Small Cap Opportunity Fund, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(112) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Lifestyle Allocation 50%, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(113) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Lifestyle Allocation 70%, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(114) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Lifestyle Allocation 85%, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(115) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Lifestyle Allocation 100%, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(116) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Permal Tactical Allocation Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(117) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Target Retirement 2015, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(118) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Target Retirement 2020, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(119) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Target Retirement 2025, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(120) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Target Retirement 2030, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(121) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Target Retirement 2035, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(122) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Target Retirement 2040, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(123) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Target Retirement 2045, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(124) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Target Retirement 2050, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(125) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Target Retirement Fund, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(126) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Dynamic Multi-Strategy Fund is incorporated herein by reference to Post-Effective Amendment No. 238.

(127) Form of Subadvisory Agreement between LMPFA and LMGAA, regarding Legg Mason Dynamic Multi-Strategy Fund is incorporated herein by reference to Post-Effective Amendment No. 238.

(128) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Capital Management All Cap Fund, is incorporated herein by reference to Post-Effective Amendment No. 247 as filed with the SEC on September 26, 2012.

(129) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Select Fund is incorporated herein by reference to Post-Effective Amendment No. 249.

(130) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Select Fund is incorporated herein by reference to Post-Effective Amendment No. 249.

(131) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Batterymarch Managed Volatility International Dividend Fund is incorporated herein by reference to Post-Effective Amendment No. 259.

(132) Form of Subadvisory Agreement between LMPFA and Batterymarch, regarding Legg Mason Batterymarch Managed Volatility International Dividend Fund is incorporated herein by reference to Post-Effective Amendment No. 259.

(133) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Batterymarch Managed Volatility Global Dividend Fund is incorporated herein by reference to Post-Effective Amendment No. 260.

(134) Form of Subadvisory Agreement between LMPFA and Batterymarch, regarding Legg Mason Batterymarch Managed Volatility Global Dividend Fund is incorporated herein by reference to Post-Effective Amendment No. 260.

(135) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Investment Counsel Financial Services Fund is incorporated herein by reference to Post-Effective Amendment No. 268 as filed with the SEC on April 22, 2013 (“Post-Effective Amendment No. 268”).

(136) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Investment Counsel Social Awareness Fund is incorporated herein by reference to Post-Effective Amendment No. 268.

(137) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Energy MLP & Infrastructure Fund to be filed by amendment.

(138) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Energy MLP & Infrastructure Fund to be filed by amendment.

(139) Schedule A to Subadvisory Agreement between LMPFA and Batterymarch, regarding Legg Mason Batterymarch Global Equity Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272 as filed with the SEC on May 21, 2013 (“Post-Effective Amendment No. 272”).

(140) Schedule A to Subadvisory Agreement between LMPFA and Batterymarch, regarding Legg Mason Batterymarch S&P 500 Index Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(141) Schedule A to Subadvisory Agreement between LMPFA and Batterymarch, regarding Legg Mason Batterymarch U.S. Large Cap Equity Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(142) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Aggressive Growth Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(143) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Appreciation Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(144) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Equity Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(145) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Equity Income Builder Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(146) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Fundamental All Cap Value Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(147) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Large Cap Growth Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(148) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Large Cap Value Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(149) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Mid Cap Core Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(150) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Mid Cap Growth Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(151) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Small Cap Growth Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(152) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Small Cap Value Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(153) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason ClearBridge Tactical Dividend Income Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(154) Schedule A to Subadvisory Agreement between LMPFA and GCIM, regarding Legg Mason Global Currents International All Cap Opportunity Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(155) Schedule A to Subadvisory Agreement between LMPFA and GCIM, regarding Legg Mason Global Currents International Small Cap Opportunity Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(156) Schedule A to Subadvisory Agreement between LMPFA and Esemplia, regarding Legg Mason Esemplia Emerging Markets Long-Short Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(157) Schedule A to Subadvisory Agreement between LMPFA and LMIC, regarding Legg Mason Investment Counsel Financial Services Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(158) Schedule A to Subadvisory Agreement between LMPFA and Permal, regarding Legg Mason Permal Tactical Allocation Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(e) (1) Form of Distribution Agreement with Citigroup Global Markets Inc. (“CGMI”) is incorporated herein by reference to Post-Effective Amendment No. 30 as filed with the SEC on August 16, 2000 (“Post-Effective Amendment No. 30”).

(2) Form of Distribution Agreement with PFS Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 30.

(3) Form of Amendment to the Distribution Agreement with CGMI dated as of December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 56 as filed with the SEC on January 27, 2006 (“Post-Effective Amendment No. 56”).

(4) Form of Amendment of Distribution Agreement and Assumption of Duties and Responsibilities, among the Registrant, PFS Distributors, Inc. and PFS Investments, Inc. (“PFS”), dated as of December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 56.

(5) Letter Agreement amending the Distribution Agreements with CGMI dated April 10, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

(6) Letter Agreement amending the Distribution Agreements with PFS dated April 6, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

(7) Form of Distribution Agreement with Legg Mason Investor Services, LLC (“LMIS”) is incorporated herein by reference to Post-Effective Amendment No. 128, as filed with the SEC on December 15, 2008.

(8) Form of Distribution Agreement with LMIS, with respect to Legg Mason Permal Tactical Allocation Fund, is incorporated herein by reference to Post-Effective Amendment No. 141.

(9) Form of Distribution Agreement with LMIS, with respect to Legg Mason ClearBridge Mid Cap Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 177.

(10) Form of Distribution Agreement with LMIS, with respect to Legg Mason Global Currents International Small Cap Opportunity Fund, is incorporated herein by reference to Post-Effective Amendment No. 178.

(11) Form of Distribution Agreement with LMIS dated August 5, 2010 is incorporated herein by reference to Post-Effective Amendment No. 218.

(f) (1) Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 60 as filed with the SEC on December 5, 2006 (“Post-Effective Amendment No. 60”).

(2) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 61 as filed with the SEC on January 8, 2007 (“Post-Effective Amendment No. 61”).

(3) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 61.

(4) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 61.

(5) Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 61.

(g) (1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”), dated October 5, 2012, is incorporated herein by reference to Post-Effective Amendment No. 249.

(2) Fund Accounting Services Agreement with State Street, dated October 5, 2012, is incorporated herein by reference to Post-Effective Amendment No. 249.

(3) Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street, effective as of November 30, 2012, is incorporated herein by reference to Post-Effective Amendment No. 249.

(4) Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 259.

(h) (1) Transfer Agency and Services Agreement, dated January 1, 2006, between the Registrant and BNY Mellon Investment Servicing (US) Inc. (“BNY”) (formerly PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Post-Effective Amendment No. 56.

(2) Co-Transfer Agency and Services Agreement, dated April 1, 2009, between the Registrant and BNY incorporated herein by reference to Post-Effective Amendment No. 147 as filed with the SEC on July 29, 2009.

(3) Form of Letter Agreement amending the Co-Transfer Agency and Services Agreement, dated April 1, 2009, between the Registrant and BNY is incorporated herein by reference to Post-Effective Amendment No. 238.

(4) Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and Boston Financial Data Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 141.

(5) Form of Letter Agreement amending the Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and Boston Financial Data Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 238.

(6) Form of Letter Agreement amending the Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and Boston Financial Data Services, Inc., dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 249.

(7) Form of Letter Agreement amending the Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and Boston Financial Data Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 259.

(8) Form of License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated herein by reference to Post-Effective Amendment No. 58 as filed with the SEC on April 28, 2006 (“Post-Effective Amendment No. 58”).

(9) License Agreement between the Registrant and Citigroup Inc. dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 58.

(10) Form of Fee Waiver and Expense Reimbursement Agreement is incorporated herein by reference to Post-Effective Amendment No. 60.

(11) Letter Agreement amending the Transfer Agency and Services Agreement with BNY, dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

(12) Form of Fee Waiver and Expense Reimbursement Agreement with respect to Legg Mason Lifestyle Allocation 100% (formerly known as Legg Mason Partners Lifestyle Allocation 100%), Legg Mason Lifestyle Allocation 85% (formerly known as Legg Mason Partners Lifestyle Allocation 85%), Legg Mason Lifestyle Allocation 70% (formerly known as Legg Mason Partners Lifestyle Allocation 70%), Legg Mason Lifestyle Allocation 50% (formerly known as Legg Mason Partners Lifestyle Allocation 50%), Legg Mason Lifestyle Allocation 30% (formerly known as Legg Mason Partners Lifestyle Allocation 30%) and Legg Mason Lifestyle Income Fund (formerly known as Legg Mason Partners Lifestyle Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 95.

(13) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Legg Mason Target Retirement 2015 (formerly known as Legg Mason Partners Target Retirement 2015), is incorporated herein by reference to Post-Effective Amendment No. 120.

(14) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Legg Mason Target Retirement 2020 (formerly known as Legg Mason Partners Target Retirement 2020), is incorporated herein by reference to Post-Effective Amendment No. 120.

(15) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Legg Mason Target Retirement 2025 (formerly known as Legg Mason Partners Target Retirement 2025), is incorporated herein by reference to Post-Effective Amendment No. 120.

(16) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Legg Mason Target Retirement 2030 (formerly known as Legg Mason Partners Target Retirement 2030), is incorporated herein by reference to Post-Effective Amendment No. 120.

(17) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Legg Mason Target Retirement 2035 (formerly known as Legg Mason Partners Target Retirement 2035), is incorporated herein by reference to Post-Effective Amendment No. 120.

(18) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Legg Mason Target Retirement 2040 (formerly known as Legg Mason Partners Target Retirement 2040), is incorporated herein by reference to Post-Effective Amendment No. 120.

(19) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Legg Mason Target Retirement 2045 (formerly known as Legg Mason Partners Target Retirement 2045), is incorporated herein by reference to Post-Effective Amendment No. 120.

(20) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Legg Mason Target Retirement 2050 (formerly known as Legg Mason Partners Target Retirement 2050), is incorporated herein by reference to Post-Effective Amendment No. 120.

(21) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Legg Mason Target Retirement Fund (formerly known as Legg Mason Partners Target Retirement Fund), is incorporated herein by reference to Post-Effective Amendment No. 120.

(22) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Legg Mason Permal Tactical Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 141.

(23) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 198 filed on April 26, 2011.

(24) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees with respect to Legg Mason Dynamic Multi-Strategy Fund are incorporated herein by reference to Post-Effective Amendment No. 238.

(25) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees with respect to ClearBridge Select Fund are incorporated herein by reference to Post-Effective Amendment No. 249.

(26) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 259.

(i) (1) Opinion of Counsel regarding legality of shares being registered is incorporated herein by reference to Pre-Effective Amendment No. 1 filed on December 6, 1991 (“Pre-Effective Amendment No. 1”).

(2) Legal Counsel’s consent is incorporated herein by reference to Post-Effective Amendment No. 24 as filed with the SEC on March 30, 1999 (“Post-Effective Amendment No. 24”).

(3) Opinion and Consent of Counsel regarding the legality of shares being registered is incorporated herein by reference to Post-Effective Amendment No. 70.

(4) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R shares of Legg Mason Lifestyle Allocation 100% (formerly known as Legg Mason Partners Lifestyle Allocation 100%), Legg Mason Lifestyle Allocation 85% (formerly known as Legg Mason Partners Lifestyle Allocation 85%), Legg Mason Lifestyle Allocation 70% (formerly known as Legg Mason Partners Lifestyle Allocation 70%), Legg Mason Lifestyle Allocation 50% (formerly known as Legg Mason Partners Lifestyle Allocation 50%), Legg Mason Lifestyle Allocation 30% (formerly known as Legg Mason Partners Lifestyle Allocation 30%) and Legg Mason Lifestyle Income Fund (formerly known as Legg Mason Partners Lifestyle Income Fund) is incorporated by reference to Post-Effective Amendment No. 75 filed on November 19, 2007 (“Post-Effective Amendment No. 75”).

(5) Opinion of Venable LLP regarding legality of Class FI and Class R shares of Legg Mason Lifestyle Allocation 100% (formerly known as Legg Mason Partners Lifestyle Allocation 100%), Legg Mason Lifestyle Allocation 85% (formerly known as Legg Mason Partners Lifestyle Allocation 85%), Legg Mason Lifestyle Allocation 70% (formerly known as Legg Mason Partners Lifestyle Allocation 70%), Legg Mason Lifestyle Allocation 50% (formerly known as Legg Mason Partners Lifestyle Allocation 50%), Legg Mason Lifestyle Allocation 30% (formerly known as Legg Mason Partners Lifestyle Allocation 30%) and Legg Mason Lifestyle Income Fund (formerly known as Legg Mason Partners Lifestyle Income Fund) is incorporated by reference to Post-Effective Amendment No. 75.

(6) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R Shares of Legg Mason ClearBridge Fundamental All Cap Value Fund (formerly Legg Mason Partners Fundamental Value Fund) and Legg Mason ClearBridge Small Cap Value Fund (formerly Legg Mason Partners Small Cap Value Fund) is incorporated by reference to Post-Effective Amendment No. 76.

(7) Opinion of Venable LLP regarding legality of Class FI and Class R Shares of Legg Mason ClearBridge Fundamental All Cap Value Fund (formerly Legg Mason Partners Fundamental Value Fund) and Legg Mason ClearBridge Small Cap Value Fund (formerly Legg Mason Partners Small Cap Value Fund) is incorporated by reference to Post-Effective Amendment No. 76.

(8) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R shares of Legg Mason ClearBridge Tactical Dividend Income Fund (formerly known as Legg Mason ClearBridge Diversified Large Cap Growth Fund), Legg Mason ClearBridge Dividend Strategy Fund (formerly known as Legg Mason Partners Dividend Strategy Fund), Legg Mason Esemplia Emerging Markets

Equity Fund (formerly known as Legg Mason Partners Emerging Markets Equity Fund) and Legg Mason Global Currents International All Cap Opportunity Fund (formerly known as Legg Mason Partners International All Cap Opportunity Fund) is incorporated by reference to Post-Effective Amendment No. 78.

(9) Opinion of Venable LLP regarding legality of Class FI and Class R shares of Legg Mason ClearBridge Tactical Dividend Income Fund (formerly known as Legg Mason ClearBridge Diversified Large Cap Growth Fund), Legg Mason ClearBridge Dividend Strategy Fund (formerly known as Legg Mason Partners Dividend Strategy Fund), Legg Mason Esemplia Emerging Markets Equity Fund (formerly known as Legg Mason Partners Emerging Markets Equity Fund) and Legg Mason Global Currents International All Cap Opportunity Fund (formerly known as Legg Mason Partners International All Cap Opportunity Fund) is incorporated by reference to Post-Effective Amendment No. 78.

(10) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R shares of Legg Mason ClearBridge Mid Cap Core Fund (formerly known as Legg Mason Partners Mid Cap Core Fund) is incorporated by reference to Post-Effective Amendment No. 79 as filed with the SEC on December 28, 2007 (“Post-Effective Amendment No. 79”).

(11) Opinion of Venable LLP regarding legality of Class FI and Class R shares of Legg Mason ClearBridge Mid Cap Core Fund (formerly known as Legg Mason Partners Mid Cap Core Fund) is incorporated by reference to Post-Effective Amendment No. 79.

(12) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R shares of Legg Mason Batterymarch Global Equity Fund (formerly known as Legg Mason Partners Global Equity Fund) is incorporated by reference to Post-Effective Amendment No. 82 as filed with the SEC on February 5, 2008 (“Post-Effective Amendment No. 82”).

(13) Opinion of Venable LLP regarding legality of Class FI and Class R shares of Legg Mason Batterymarch Global Equity Fund (formerly known as Legg Mason Partners Global Equity Fund) is incorporated by reference to Post-Effective Amendment No. 82.

(14) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class A, C, FI, R, I and IS shares of Legg Mason Batterymarch U.S. Large Cap Equity Fund (formerly known as Legg Mason Partners U.S. Large Cap Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 87.

(15) Opinion of Venable LLP regarding the legality of Class A, C, FI, R, I and IS shares of Legg Mason Batterymarch U.S. Large Cap Equity Fund (formerly known as Legg Mason Partners U.S. Large Cap Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 87.

(16) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class IS shares of Legg Mason ClearBridge Appreciation Fund (formerly known as Legg Mason Partners Appreciation Fund), Class FI and Class R Shares of Legg Mason ClearBridge Equity Income Builder Fund (formerly known as Legg Mason ClearBridge Capital and Income Fund), Class FI, Class R and Class IS shares of Legg Mason ClearBridge Capital Fund (formerly known as Legg Mason Partners Capital Fund), Class FI and Class R shares of Legg Mason ClearBridge Equity Fund (formerly known as Legg Mason Partners Equity Fund), Class FI, Class R and Class IS shares of Legg Mason ClearBridge Large Cap Value Fund (formerly known as Legg Mason Partners Investors Value Fund), Class IS shares of Legg Mason ClearBridge Small Cap Growth Fund (formerly Legg Mason Partners Small Cap Growth Fund) and Class FI and Class R shares of Legg Mason Investment Counsel Social Awareness Fund (formerly known as Legg Mason Partners Social Awareness Fund) is incorporated by reference to Post-Effective Amendment No. 90 is incorporated by reference to Post-Effective Amendment No. 90 as filed with the SEC on February 26, 2008 (“Post-Effective Amendment No. 90”).

(17) Opinion of Venable LLP regarding legality of Class IS shares of Legg Mason ClearBridge Appreciation Fund (formerly known as Legg Mason Partners Appreciation Fund), Class FI and Class R Shares of Legg Mason ClearBridge Equity Income Builder Fund (formerly known as Legg Mason ClearBridge Capital and Income Fund), Class FI, Class R and Class IS shares of Legg Mason ClearBridge Capital Fund (formerly known as Legg Mason Partners Capital Fund), Class FI and Class R shares of Legg Mason ClearBridge Equity Fund (formerly known as Legg Mason Partners Equity

Fund), Class FI, Class R and Class IS shares of Legg Mason ClearBridge Large Cap Value Fund (formerly known as Legg Mason Partners Investors Value Fund), Class IS shares of Legg Mason ClearBridge Small Cap Growth Fund (formerly Legg Mason Partners Small Cap Growth Fund) and Class FI and Class R shares of Legg Mason Investment Counsel Social Awareness Fund (formerly known as Legg Mason Partners Social Awareness Fund) is incorporated by reference to Post-Effective Amendment No. 90.

(18) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class IS Shares of Legg Mason ClearBridge Aggressive Growth Fund (formerly Legg Mason Partners Aggressive Growth Fund), Legg Mason ClearBridge Fundamental All Cap Value Fund (formerly Legg Mason Partners Fundamental Value Fund), Legg Mason Global Currents International All Cap Opportunity Fund (formerly Legg Mason Partners International All Cap Opportunity Fund), Legg Mason ClearBridge Large Cap Growth Fund (formerly Legg Mason Partners Large Cap Growth Fund) and Legg Mason ClearBridge Mid Cap Core Fund (formerly Legg Mason Partners Mid Cap Core Fund) is incorporated herein by reference to Post-Effective Amendment No. 103 as filed with the SEC on May 5, 2008 (“Post-Effective Amendment No. 103”).

(19) Opinion of Venable LLP regarding legality of Class IS Shares of Legg Mason ClearBridge Aggressive Growth Fund (formerly Legg Mason Partners Aggressive Growth Fund), Legg Mason ClearBridge Fundamental All Cap Value Fund (formerly Legg Mason Partners Fundamental Value Fund), Legg Mason Global Currents International All Cap Opportunity Fund (formerly Legg Mason Partners International All Cap Opportunity Fund), Legg Mason ClearBridge Large Cap Growth Fund (formerly Legg Mason Partners Large Cap Growth Fund) and Legg Mason ClearBridge Mid Cap Core Fund (formerly Legg Mason Partners Mid Cap Core Fund) is incorporated herein by reference to Post-Effective Amendment No. 103.

(20) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and R shares of Legg Mason Investment Counsel Financial Services Fund (formerly Legg Mason Partners Financial Services Fund) is incorporated by reference to Post-Effective Amendment No. 104 as filed with the SEC on May 7, 2008 (“Post-Effective Amendment No. 104”).

(21) Opinion of Venable LLP regarding legality of Class FI and R shares of Legg Mason Investment Counsel Financial Services Fund (formerly Legg Mason Partners Financial Services Fund) is incorporated by reference to Post-Effective Amendment No. 104.

(22) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R shares of Legg Mason Capital Management All Cap Fund (formerly Legg Mason Partners All Cap Fund) is incorporated herein by reference to Post-Effective Amendment No. 108 as filed with the SEC on May 30, 2008 (“Post-Effective Amendment No. 108”).

(23) Opinion of Venable LLP regarding legality of Class FI and Class R shares Legg Mason Capital Management All Cap Fund (formerly Legg Mason Partners All Cap Fund) is incorporated herein by reference to Post-Effective Amendment No. 108.

(24) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class A, C, FI, R, I and IS shares of Legg Mason Target Retirement 2015 (formerly Legg Mason Partners Target Retirement 2015), Legg Mason Target Retirement 2020 (formerly Legg Mason Partners Target Retirement 2020), Legg Mason Target Retirement 2025 (formerly Legg Mason Partners Target Retirement 2025) , Legg Mason Target Retirement 2030(formerly Legg Mason Partners Target Retirement 2030) , Legg Mason Target Retirement 2035 (formerly Legg Mason Partners Target Retirement 2035) , Legg Mason Target Retirement 2040 (formerly Legg Mason Partners Target Retirement 2040) , Legg Mason Target Retirement 2045 (formerly Legg Mason Partners Target Retirement 2045) , Legg Mason Target Retirement 2050 (formerly Legg Mason Partners Target Retirement 2050) and Legg Mason Target Retirement Fund (formerly Legg Mason Partners Target Retirement Fund) is incorporated by reference to Post-Effective Amendment No. 110.

(25) Opinion of Venable LLP regarding legality of Class A, C, FI, R, I and IS shares of Legg Mason Target Retirement 2015 (formerly Legg Mason Partners Target Retirement 2015), Legg Mason Target Retirement 2020 (formerly Legg Mason Partners Target Retirement 2020), Legg Mason Target Retirement 2025 (formerly Legg Mason Partners Target Retirement 2025) , Legg Mason Target

Retirement 2030(formerly Legg Mason Partners Target Retirement 2030) , Legg Mason Target Retirement 2035 (formerly Legg Mason Partners Target Retirement 2035) , Legg Mason Target Retirement 2040 (formerly Legg Mason Partners Target Retirement 2040) , Legg Mason Target Retirement 2045 (formerly Legg Mason Partners Target Retirement 2045) , Legg Mason Target Retirement 2050 (formerly Legg Mason Partners Target Retirement 2050) and Legg Mason Target Retirement Fund (formerly Legg Mason Partners Target Retirement Fund) is incorporated by reference to Post-Effective Amendment No. 110.

(26) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class R1 shares of Legg Mason ClearBridge Appreciation Fund (formerly Legg Mason Partners Appreciation Fund), Legg Mason ClearBridge Large Cap Value Fund (formerly Legg Mason ClearBridge Investors Value Fund), Legg Mason Batterymarch Global Equity Fund (formerly Legg Mason Partners Global Equity Fund) and Legg Mason ClearBridge Small Cap Growth Fund (Legg Mason Partners Small Cap Growth Fund) is incorporated by reference to Post-Effective Amendment No. 137.

(27) Opinion of Venable LLP regarding the legality of Class R1 shares of Legg Mason ClearBridge Appreciation Fund (formerly Legg Mason Partners Appreciation Fund), Legg Mason ClearBridge Large Cap Value Fund (formerly Legg Mason ClearBridge Investors Value Fund), Legg Mason Batterymarch Global Equity Fund (formerly Legg Mason Partners Global Equity Fund) and Legg Mason ClearBridge Small Cap Growth Fund (Legg Mason Partners Small Cap Growth Fund) is incorporated by reference to Post-Effective Amendment No. 137.

(28) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class R1 shares of Legg Mason Target Retirement 2015 (formerly Legg Mason Partners Target Retirement 2015), Legg Mason Target Retirement 2020 (formerly Legg Mason Partners Target Retirement 2020), Legg Mason Target Retirement 2025 (formerly Legg Mason Partners Target Retirement 2025) , Legg Mason Target Retirement 2030(formerly Legg Mason Partners Target Retirement 2030) , Legg Mason Target Retirement 2035 (formerly Legg Mason Partners Target Retirement 2035) , Legg Mason Target Retirement 2040 (formerly Legg Mason Partners Target Retirement 2040) , Legg Mason Target Retirement 2045 (formerly Legg Mason Partners Target Retirement 2045) , Legg Mason Target Retirement 2050 (formerly Legg Mason Partners Target Retirement 2050) and Legg Mason Target Retirement Fund (formerly Legg Mason Partners Target Retirement Fund) is incorporated by reference to Post-Effective Amendment No. 140 as filed with the SEC on April 1, 2009 (“Post-Effective Amendment No. 140”).

(29) Opinion of Venable LLP regarding the legality of Class R1 shares of Legg Mason Target Retirement 2015 (formerly Legg Mason Partners Target Retirement 2015), Legg Mason Target Retirement 2020 (formerly Legg Mason Partners Target Retirement 2020), Legg Mason Target Retirement 2025 (formerly Legg Mason Partners Target Retirement 2025) , Legg Mason Target Retirement 2030(formerly Legg Mason Partners Target Retirement 2030) , Legg Mason Target Retirement 2035 (formerly Legg Mason Partners Target Retirement 2035) , Legg Mason Target Retirement 2040 (formerly Legg Mason Partners Target Retirement 2040) , Legg Mason Target Retirement 2045 (formerly Legg Mason Partners Target Retirement 2045) , Legg Mason Target Retirement 2050 (formerly Legg Mason Partners Target Retirement 2050) and Legg Mason Target Retirement Fund (formerly Legg Mason Partners Target Retirement Fund) is incorporated by reference to Post-Effective Amendment No. 140.

(30) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class A, Class C, Class I, Class FI, Class R and Class IS shares of Legg Mason Permal Tactical Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 141.

(31) Opinion of Venable LLP regarding legality of Class A, Class C, Class I, Class FI, Class R and Class IS shares of Legg Mason Permal Tactical Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 141.

(32) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class R1 shares of Legg Mason Capital Management All Cap Fund (formerly Legg Mason Partners All Cap Fund) is incorporated herein by reference to Post-Effective Amendment No. 146.

(33) Opinion of Venable LLP regarding the legality of Class R1 shares of Legg Mason Capital Management All Cap Fund (formerly Legg Mason Partners All Cap Fund) is incorporated herein by reference to Post-Effective Amendment No. 146.

(34) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class R1 Shares of Legg Mason ClearBridge Aggressive Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 149 as filed with the SEC on October 30, 2009 (“Post-Effective Amendment No. 149”).

(35) Opinion of Venable LLP regarding legality of Class R1 Shares of Legg Mason ClearBridge Aggressive Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 149.

(36) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class R1 shares of Legg Mason ClearBridge Fundamental Value Fund and Legg Mason ClearBridge Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 150.

(37) Opinion of Venable LLP regarding the legality of Class R1 shares of Legg Mason ClearBridge Fundamental Value Fund and Legg Mason ClearBridge Small Cap Value Fund is incorporated herein by reference to Post-effective Amendment No. 150.

(38) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class R1 shares of Legg Mason ClearBridge Capital Fund, Legg Mason ClearBridge Tactical Dividend Income Fund (formerly known as Legg Mason ClearBridge Diversified Large Cap Growth Fund), Legg Mason ClearBridge Dividend Strategy Fund, Legg Mason Esemplia Emerging Markets Equity Fund, Legg Mason ClearBridge Equity Fund, Legg Mason Global Currents International All Cap Opportunity Fund and Legg Mason ClearBridge Mid Cap Core Fund is incorporated by reference to Post-Effective Amendment No. 153 as filed with the SEC on November 24, 2009 (“Post-Effective Amendment No. 153”).

(39) Opinion of Venable LLP regarding the legality of Class R1 shares of Legg Mason ClearBridge Capital Fund, Legg Mason ClearBridge Tactical Dividend Income Fund (formerly known as Legg Mason ClearBridge Diversified Large Cap Growth Fund), Legg Mason ClearBridge Dividend Strategy Fund, Legg Mason Esemplia Emerging Markets Equity Fund, Legg Mason ClearBridge Equity Fund, Legg Mason Global Currents International All Cap Opportunity Fund and Legg Mason ClearBridge Mid Cap Core Fund is incorporated by reference to Post-Effective Amendment No. 153.

(40) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class R1 shares of Legg Mason ClearBridge Large Cap Growth Fund and Legg Mason Batterymarch U.S. Large Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 155 as filed with the SEC on January 6, 2010 (“Post-Effective Amendment No. 155”).

(41) Opinion of Venable LLP regarding the legality of Class R1 shares of Legg Mason ClearBridge Large Cap Growth Fund and Legg Mason Batterymarch U.S. Large Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 155.

(42) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class IS shares and Class R1 shares of Legg Mason ClearBridge Equity Income Builder Fund is incorporated herein by reference to Post-Effective Amendment No. 159.

(43) Opinion of Venable LLP regarding legality of Class IS shares and Class R1 shares of Legg Mason ClearBridge Equity Income Builder Fund is incorporated herein by reference to Post-Effective Amendment No. 159.

(44) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class R1 shares of Legg Mason Investment Counsel Social Awareness Fund, Legg Mason Lifestyle Allocation 100%, Legg Mason Lifestyle Allocation 85%, Legg Mason Lifestyle Allocation 70%, Legg Mason Lifestyle Allocation 50%, Legg Mason Lifestyle Allocation 30% and Legg Mason Lifestyle Income Fund is incorporated by reference to Post-Effective Amendment No. 162.

(45) Opinion of Venable LLP regarding legality of Class R1 shares of Legg Mason Investment Counsel Social Awareness Fund, Legg Mason Lifestyle Allocation 100%, Legg Mason Lifestyle Allocation 85%, Legg Mason Lifestyle Allocation 70%, Legg Mason Lifestyle Allocation 50%, Legg Mason Lifestyle Allocation 30% and Legg Mason Lifestyle Income Fund is incorporated by reference to Post-Effective Amendment No. 162.

(46) Opinion of Venable LLP regarding legality of Class R1 shares of Legg Mason Investment Counsel Financial Services Fund (formerly Legg Mason Barrett Financial Services Fund) is incorporated by reference to Post-Effective Amendment No. 170 as filed with the SEC on May 27, 2010.

(47) Opinion of Venable LLP regarding the legality of Class A, Class C, Class FI, Class R, Class R1, Class I and Class IS shares of Legg Mason ClearBridge Mid Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 171.

(48) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class R1, Class I and Class IS shares of Legg Mason Global Currents International Small Cap Opportunity Fund is incorporated herein by reference to Post-Effective Amendment No. 172.

(49) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class I and Class IS shares of Legg Mason Dynamic Multi-Strategy Fund is incorporated herein by reference to Post-Effective Amendment No. 230.

(50) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class I and Class IS shares of Legg Mason ClearBridge Select Fund is incorporated herein by reference to Post-Effective Amendment No. 246.

(51) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class I and Class IS shares of Legg Mason Batterymarch Managed Volatility International Dividend Fund and Legg Mason Batterymarch Managed Volatility Global Dividend Fund incorporated herein by reference to Post-Effective Amendment No. 251 as filed with the SEC on December 12, 2012.

(52) Opinion of Venable LLP regarding legality of Class IS Shares of ClearBridge Small Cap Value Fund and ClearBridge Tactical Dividend Income Fund is incorporated herein by reference to Post-Effective Amendment No. 265 as filed with the SEC on March 21, 2013.

(53) Opinion of Venable LLP regarding legality of Class 1 Shares of ClearBridge Large Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 269.

(54) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class I and Class IS shares of ClearBridge Energy MLP & Infrastructure Fund is incorporated herein by reference to Post-Effective Amendment No. 271 as filed with the SEC on May 16, 2013.

(j) (1) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(2) Power of Attorney, dated November 3, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(3) Power of Attorney, dated January 31, 2012 is incorporated herein by reference to Post-Effective Amendment No. 220 as filed with the SEC on February 22, 2012.

(4) Power of Attorney, dated February 6, 2013 is incorporated herein by reference to Post-Effective Amendment No. 257.

(k) Not Applicable.

(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated herein by reference to Pre-Effective Amendment No. 1.

(m) (1) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R and I Shares is incorporated herein by reference to Post-Effective Amendment No. 74.

(2) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R and I Shares is incorporated herein by reference to Post-Effective Amendment No. 81 as filed with the SEC on January 29, 2008.

(3) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R, I and IS Shares dated as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 86 as filed with the SEC on February 15, 2008.

(4) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R, I and IS Shares dated as of August 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 119 as filed with the SEC on August 28, 2008 (“Post-Effective Amendment No. 119”).

(5) Amended Shareholder Services and Distribution Plan relating to Class R1 Shares dated as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 137.

(6) Amended Shareholder Services and Distribution Plan relating to Class R1 Shares dated as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 146.

(7) Amended Shareholder Services and Distribution Plan dated as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159.

(8) Amended Shareholder Services and Distribution Plan dated as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162.

(9) Amended Shareholder Services and Distribution Plan dated as of August 5, 2010 is incorporated herein by reference to Post-Effective Amendment No. 177.

(n)(1) Rule 18f-3(d) Multiple Class Plan of the Registrant pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 76.

(o) Not Applicable.

(p)(1) Code of Ethics of Legg Mason & Co., LLC (adopted by LMPFA, LMIS and LMGAA) is incorporated herein by reference to Post-Effective Amendment No. 215.

(2)	Code of Ethics of LMIE is incorporated herein by reference to Post-Effective Amendment No. 61.

(3)	Code of Ethics of Batterymarch dated February 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 61.

(4)	Code of Ethics of LMIC is incorporated herein by reference to Post-Effective Amendment No. 62 as filed with the SEC on January 10, 2007 (“Post-Effective Amendment No. 62”).

(5)	Code of Ethics of LMCM is incorporated herein by reference to Post-Effective Amendment No. 73.

(6)	Code of Ethics of GCIM is incorporated herein by reference to Post-Effective Amendment No. 111 as filed with the SEC on July 3, 2008.

(7)	Code of Ethics of Permal is incorporated herein by reference to Post-Effective Amendment No. 141.

(8)	Code of Ethics of ClearBridge is incorporated herein by reference to Post-Effective Amendment No. 148 as filed with the SEC on August 26, 2009.

(9)	Code of Ethics of WAM is incorporated herein by reference to Post-Effective Amendment No. 215.

Item 29.	Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

The response to this item is incorporated herein by reference to Pre-Effective Amendment No. 1.

The directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Reference is hereby made to (a) paragraph 9 of the Distribution Agreement between the Registrant and LMIS, incorporated by reference herein.

Item 31.	Business and Other Connections of Investment Adviser

Investment Adviser—Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 31 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Investment Adviser—Legg Mason Capital Management, LLC (“LMCM”)

LMCM is organized under the laws of the State of Maryland as a limited liability company. LMCM is a direct wholly-owned subsidiary of Legg Mason.

LMCM is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of LMCM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMCM pursuant to the Advisers Act (SEC File No. 801-18115).

Subadviser—ClearBridge Investments, LLC (formerly known as ClearBridge Advisors, LLC) (“ClearBridge”)

ClearBridge was organized under the laws of the State of Delaware as a limited liability company. ClearBridge is a direct wholly-owned subsidiary of Legg Mason.

ClearBridge is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of ClearBridge together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by ClearBridge pursuant to the Advisers Act (SEC File No. 801-64710).

Subadviser—Batterymarch Financial Management, Inc. (“Batterymarch”)

Batterymarch was organized under the laws of the State of Maryland as a corporation. Batterymarch is an indirect wholly-owned subsidiary of Legg Mason.

Batterymarch is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of Batterymarch together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Batterymarch pursuant to the Advisers Act (SEC File No. 801- 48035).

Subadviser—Global Currents Investment Management, LLC (“GCIM”)

GCIM was organized under the laws of the State of Delaware as a limited liability corporation. GCIM is a wholly owned subsidiary of Legg Mason.

GCIM is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of GCIM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by GCIM pursuant to the Advisers Act (SEC File No. 801-68663).

Subadviser—Legg Mason International Equities Limited (“LMIE”)

The list required by this Item 31 of officers and directors of LMIE, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMIE pursuant to the Advisers Act (SEC File No. 801-57655).

Subadviser—Legg Mason Global Asset Allocation, LLC (“LMGAA”)

LMGAA is organized under the laws of the State of Delaware as a limited liability company. LMGAA is a wholly-owned subsidiary of Legg Mason.

LMGAA is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of LMGAA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMGAA pursuant to the Advisers Act (SEC File No. 801-67287).

Subadviser—Legg Mason Investment Counsel, LLC (“LMIC”)

LMIC is organized under the laws of the State of Maryland as a limited liability company. LMIC is a wholly-owned subsidiary of Legg Mason.

LMIC is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of LMIC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMIC pursuant to the Advisers Act (SEC File No. 801-63656).

Subadviser—Permal Asset Management LLC (“Permal”)

Permal was formed in June 2002 under the laws of the State of Delaware as a corporation and was reorganized in 2013 as a Delaware limited liability company. Permal is a wholly-owned subsidiary of Legg Mason. Permal is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of Permal, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Permal pursuant to the Advisers Act (SEC File No. 801-61864).

Subadviser—Western Asset Management Company (“WAM”)

WAM is an investment adviser registered with the SEC under the Advisers Act. The following is a list of the officers and directors of WAM.

Directors
Ronald R. Dewhurst James W. Hirschmann III Jeffrey A. Nattans

Officers
Bruce D. Alberts	Chief Financial Officer
Brett B. Canon	Director of Risk Management and Operations
Daniel E. Giddings	Assistant Secretary
James W. Hirschmann III	Chief Executive Officer and President
James J. Flick	Director of Global Client Service and Marketing
Dennis J. McNamara	Director of Portfolio Operations
Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance

Following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner or trustee.

Officer/Director	Other Offices Held
Jeffrey A. Nattans	Director, WAM
Vice President, Legg Mason, Inc.
Manager and Vice President, LMIH
Director, WAML
Director, Western Japan
Director, WAM Australia
Director, WAMCO Hldgs Ltd.
Director, Western Singapore

Officer/Director	Other Offices Held
James W. Hirschmann III	Director, WAM
Director, WAML

Item 32.	Principal Underwriter

(a) LMIS, the distributor of the Registrant, is a distributor of funds that are series of the following registrants: Legg Mason Partners Premium Money Market Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Income Trust, Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Capital Management Growth Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Capital Management Special Investment Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Capital Management Value Trust, Inc., Western Asset Funds, Inc. and Legg Mason Global Asset Management Trust.

LMIS is the placement agent for funds that are series of Master Portfolio Trust.

(b) The information required by this Item 32 with respect to each director and officer of LMIS is listed below:

Name and Principal Business Address*	Position and Offices with Underwriter – LMIS	Positions and Offices with Registrant
Thomas J. Hirschmann	Co-Managing Director	None

Joseph A. Sullivan	Co-Managing Director	None

Jeremy O’Shea 100 First Stamford Pl. Stamford, CT 06902-6732	Vice President	None

Matthew Schiffman	Vice President	None
100 First Stamford Pl.
Stamford, CT 06902-6732

Jason Bennett	Chief Financial Officer, Treasurer	None
and Financial Reporting Officer

Kenneth D. Cieprisz	Chief Compliance Officer	None
620 8th Avenue, 49th Floor
New York, NY 10018

Elisabeth F. Craig	Secretary	None

Vicki Schmelzer	Assistant Secretary	None

Susan Kerr	AML Compliance Officer	None
100 First Stamford Pl.
Stamford, CT 06902

*	All addresses are 100 International Drive, Baltimore, Maryland 21202, unless otherwise indicated.

(c) Not applicable.

Item 33.	Location of Accounts and Records

With respect to the Registrant:

(1) Legg Mason Partners Equity Trust

620 Eighth Avenue

New York, NY 10018

With respect to the Registrant’s Investment Managers:

(2) Legg Mason Partners Fund Advisor, LLC

620 Eighth Avenue

New York, NY 10018

(3) Legg Mason Capital Management, LLC

100 International Drive

Baltimore, MD 21202

With respect to the Registrant’s Subadvisers:

(4) Legg Mason International Equities Limited

620 Eighth Avenue

New York, NY 10018

(5) Batterymarch Financial Management, Inc.

John Hancock Tower

200 Clarendon Street

Boston, MA 02116

(6) ClearBridge Investments, LLC

620 Eighth Avenue

New York, NY 10018

(7) Legg Mason Global Asset Allocation, LLC

100 First Stamford Place

Stamford, CT 06902

620 Eighth Avenue

New York, NY 10018

(8) Legg Mason Investment Counsel, LLC

100 International Drive

Baltimore, MD 21202

(9) Permal Asset Management LLC

900 Third Avenue

New York, NY 10022

(10) c/o Western Asset Management Company

620 Eighth Avenue

New York, New York 10018

With respect to the Registrant’s Custodian:

(11) State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(12) Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

(13) BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

With respect to the Registrant’s Distributor:

(14) Legg Mason Investor Services, LLC

100 International Drive

Baltimore, MD 21202

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS EQUITY TRUST, hereby certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 22nd day of July 2013.

LEGG MASON PARTNERS EQUITY TRUST, on behalf of Permal Tactical Allocation Fund.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on July 22, 2013.

Signature	Title

/s/ Kenneth D. Fuller	President, Chief Executive Officer and Trustee
Kenneth D. Fuller

/s/ Richard F. Sennett	Principal Financial Officer
Richard F. Sennett

Paul R. Ades*	Trustee
Paul R. Ades

Andrew L. Breech*	Trustee
Andrew L. Breech

Dwight B. Crane*	Trustee
Dwight B. Crane

Frank G. Hubbard*	Trustee
Frank G. Hubbard

Howard J. Johnson*	Trustee
Howard J. Johnson

Jerome H. Miller*	Trustee
Jerome H. Miller

Ken Miller*	Trustee
Ken Miller

John J. Murphy*	Trustee
John J. Murphy

Thomas F. Schlafly*	Trustee
Thomas F. Schlafly

Jerry A. Viscione*	Trustee
Jerry A. Viscione

*By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller, as Agent

Tactical Allocation Fund Ltd. has duly caused this Registration Statement, with respect only to information that specifically relates to Tactical Allocation Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 22nd day of July, 2013.

TACTICAL ALLOCATION FUND LTD.

By:	/s/ Kenneth Martin
Kenneth Martin
Director

This Registration Statement, with respect only to information that specifically relates to Tactical Allocation Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/s/ Kenneth Martin	Director, Tactical Allocation Fund Ltd.	July 22, 2013
Kenneth Martin